Debt instruments	12 Months Ended
Dec. 31, 2020
Debt Instruments
Debt Instruments

8.   Debt instruments

a)   Breakdown

The breakdown by classification, type and currency of the balances of Debt instruments is as follows:

	12/31/2019	12/31/2020

Classification:
Financial assets at fair value through profit or loss	110,613	206,272
Financial assets at fair value through other comprehensive income	233,463	355,321
Financial assets at amortized cost	11,257	11,453
	355,333	573,046
Type:
Mexican government debt securities	273,487	443,909
Of which:
Collateral delivered for OTC financial derivatives transactions (Note 32)	4,472	744
Foreign government debt securities	69,113	119,276
Of which:
Collateral delivered for OTC financial derivatives transactions (Note 32)	—	4,562
Brazilian Government Notes	30,225	23,870
US Government Treasury Bills (T-BILLS)	34,506	91,976
US Government Treasury Notes (T-NOTES)	4,382	3,430
Debt securities issued by financial institutions	2,270	3,413
Other debt securities	10,463	6,448
	355,333	573,046
Currency:
Peso	243,132	405,184
USD	47,897	108,411
Brazilian Real (BRL)	30,225	23,870
Other currencies	34,079	35,581
	355,333	573,046

The breakdown of the Debt instruments classified as at fair value through profit or loss is as follows:

	12/31/2019	12/31/2020

Federal Treasury Securities (CETES)	25,348	81,017
United Mexican States Bonds (UMS)	30	141
Federal Mexican Government Development Bonds (BONDES)	29,708	22,345
M and M10 Mexican Government Bonds (M Bonds)	11,601	51,313
Mexican Bank Saving Protection Bonds (BPATS)	13,750	22,623
Federal Mexican Government Development Bonds in UDIS(1) (UDIBONDS)	4,619	4,469
T-BILLS	10,928	12,342
T-NOTES	4,382	3,430
Other debt securities	10,247	8,592
	110,613	206,272

UDIS are Unidades de Inversión, a peso-equivalent unit of account indexed for Mexican inflation. UDI is a unit of account created by the Central Bank on April 4, 1995, the value of which in pesos is indexed to inflation on a daily basis, as measured by the change in the Mexican National Consumer Price Index (Índice Nacional de Precios al Consumidor, hereinafter “INPC” by its Spanish acronym). Under a UDI-based loan or financial instrument, the customer’s nominal peso principal balance is converted either at origination or upon restructuring to a UDI principal balance and interest on the loan or financial instrument is calculated on the outstanding UDI balance of the loan or financial instrument. The customer in an amount of pesos equivalent makes principal and interest payments to the amount due in UDI at the stated value of UDI on the day of payment. As of December 31, 2019 and 2020, one UDI was equal to 6.39901 pesos and 6.60559 pesos, respectively.

As of December 31, 2019 and 2020, 4,472 million pesos and 5,306 million pesos, respectively, of debt instruments, have been pledged in connection with OTC financial derivatives transactions, and are classified as restricted assets within Debt instruments – Financial assets at fair value through profit or loss (see Note 32).

As of December 31, 2019 and 2020, 8,678 million pesos (as of December 31, 2019 there were no transactions with the Central Bank) and 10,729 million pesos (4,655 million pesos in which the lender was the Central Bank), respectively, of Debt instruments, have been pledged in connection with securities loan transactions and are classified as restricted assets within Debt instruments – Financial assets at fair value through profit or loss.

As of December 31, 2019 and 2020, 92,764 million pesos and 201,477 million pesos, respectively, of Debt instruments, have been pledged in connection with repurchase agreement transactions and are classified as restricted assets within Debt instruments – Financial assets at fair value through profit or loss.

The breakdown of the Debt instruments classified as at Financial assets at fair value through other comprehensive income is as follows:

	12/31/2019	12/31/2020

CETES	—	1,272
UMS	43,058	48,447
M, M3 and M5 Mexican Government Bonds (M Bonds)	117,974	189,137
BPATS	11,499	8,616
UDIBONDS	4,643	3,076
T-BILLS	23,578	79,634
Brazilian Government Notes	30,225	23,870
Other debt securities	2,486	1,269
	233,463	355,321

As of December 31, 2019 and 2020, 96,681 million pesos and 129,240 million pesos, respectively, of Mexican government securities (M Bonds, BPATS, UMS and other debt securities) have been pledged in connection with repurchase agreement transactions, and are classified as restricted assets within Debt instruments – Financial assets at fair value through other comprehensive income.

As of December 31, 2020, 4,998 million pesos, of Debt instruments, have been pledged in connection with securities loan transactions and are classified as restricted assets within Debt instruments – Financial assets at fair value through profit or loss, of which in which the lender is the Central Bank.

The following is a breakdown of the gross carrying amount of Debt instruments – Financial assets at fair value through other comprehensive income as of December 31, 2020:

	Fair value
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at fair value through other comprehensive income
Of which:
Mexican government debt instruments	241,932	—	241,932	—	241,932
Foreign government debt instruments	103,504	—	103,504	—	103,504
Debt instruments issued by the Central Bank	8,616	—	8,616	—	8,616
Other fixed-income interest debt instruments	1,269	—	1,269	—	1,269

	355,321	—	355,321	—	355,321

During 2020, there were no transfers between stages related to the fair value (neither the corresponding allowance for impairment losses) of Debt instruments – Financial assets at fair value through other comprehensive income.

The breakdown by issuer rating of Debt instruments as of December 31, 2019 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	38,888	38,888	10.94%
A	12,480	226,928	239,408	67.38%
BBB	—	43,088	43,088	12.13%
BB	—	3,471	3,471	0.98%
Below B	—	30,225	30,225	8.51%
Below BBB	253	—	253	0.07%
	12,733	342,600	355,333	100%

The breakdown by issuer rating of Debt instruments as of December 31, 2020 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	95,406	95,406	16.65%
A	9,596	391,651	401,247	70.02%
BBB	267	48,587	48,854	8.53%
BB	—	3,669	3,669	0.64%
Below B	—	23,870	23,870	4.17%
	9,863	563,183	573,046	100%

As of December 31, 2019 and 2020, BBB ratings balance includes mainly sovereign exposures in Mexico.

As of December 31, 2019 and 2020, BB ratings balance includes mainly sovereign exposures in Mexico.

As of December 31, 2020, Below B ratings balance includes mainly debt instruments issued by Petróleos Mexicanos (Mexican state-owned petroleum company) and Brazilian Government Notes.

In April 2020, the rating agency Fitch downgraded Petróleos Mexicanos’ Long-Term Foreign and Local Currency Issuer Default Ratings (IDR) to BB- from BB.

The breakdown of the Debt instruments classified as at Financial assets at amortized cost is as follows:

	12/31/2019	12/31/2020

Special CETES	3,471	3,668
Bonos de Regulación Monetaria Reportables - (BREMS R)	7,786	7,785
	11,257	11,453

Type:
Unquoted	3,471	3,668
Quoted	7,786	7,785

As of December 31, 2019 and 2020, 4,999 million pesos and 7,706 million pesos, respectively, of BREMS R issued by the Mexican Central Bank have been pledged in connection with repurchase agreement transactions and are classified as restricted assets within Debt instruments – Financial assets at amortized cost.

The following is a breakdown of the gross carrying amount of Debt instruments – Financial assets at amortized cost as of December 31, 2020:

	Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at amortized cost
Of which:
Mexican government debt instruments	11,453	—	11,453	—	11,453

During 2020, there were no transfers between stages related to the gross carrying amount of Debt instruments – Financial assets at amortized cost.

b)   Changes

The changes in Debt instruments – Financial assets at fair value through other comprehensive income, were as follows:

	2018	2019	2020

Beginning balance	164,947	154,483	233,463
Reclassification from Available-for-sale to Amortized cost	(73,131)	—	—
Beginning balance as restated	91,816	154,483	233,463
Net additions/(disposals)	63,824	75,061	119,141
Valuation adjustments	(1,226)	4,108	3,560
Amounts reclassified to the consolidated income statement	69	(189)	(843)
Balance at year-end	154,483	233,463	355,321

c)   Allowance for impairment losses

The following is a breakdown of the allowance for impairment losses of Debt instruments classified at fair value through other comprehensive income and at amortized cost as of December 31, 2019:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	23	—	—	23	—
Of which:
Mexican government debt instruments	22	—	—	22	—
Other fixed-income interest debt instruments	1	—	—	1	—

Financial assets at amortized cost	—	—	—	—	—

	23	—	—	23	—

The following is a breakdown of the allowance for impairment losses of Debt instruments classified at fair value through other comprehensive income and at amortized cost as of December 31, 2020:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	91	—	—	91	—
Of which:
Mexican government debt instruments	89	—	—	89	—
Other fixed-income interest debt instruments	2	—	—	2	—

Financial assets at amortized cost	—	—	—	—	—

	91	—	—	91	—

The change in the allowance for impairment losses of Debt instruments – Financial assets at fair value through other comprehensive income during 2019 and 2020, amounts to 3 million pesos and 68 million pesos, respectively.

There were no allowance for impairment losses recognized during 2019 and 2020, related to Debt instruments – Financial assets at amortized cost.

d)   Other information

Note 45.a contains a breakdown of the remaining maturity periods of Financial assets at fair value through other comprehensive income - Debt Instruments. Additionally, Note 45.d includes the fair value amounts of these assets classified as Debt instruments – Financial assets at amortized cost.